Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(3)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements of Axalta and its subsidiaries and the combined financial statements of DPC have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the financial statements have been included.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the closing date of the Acquisition and the date of the financial statements and the reported amounts of sales and expenses during the period. The estimates and assumptions include, but are not limited to, receivable and inventory valuations, fixed asset valuations, valuations of goodwill and identifiable intangible assets, including analysis of impairment, valuations of long-term employee benefit obligations, income taxes, environmental matters, litigation, stock-based compensation, restructuring, and allocations of costs. Our estimates are based on historical experience, facts and circumstances available at the time and various other assumptions that are believed to be reasonable. Actual results could differ materially from those estimates.

Accounting for Business Combinations

We account for business combinations under the acquisition method of accounting. This method requires the recording of acquired assets, including separately identifiable intangible assets and assumed liabilities at their acquisition date fair values. The method records any excess purchase price over the fair value of acquired net assets as goodwill.

The determination of the fair value of assets acquired, liabilities assumed, and noncontrolling interests involves assessments of factors such as the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the closing date of the Acquisition. When necessary, we consult with external advisors to help determine fair value. For non-observable market values, we determine fair value using acceptable valuation principles (e.g., multiple excess earnings, relief from royalty and cost methods).

We included the results of operations from the acquisition date in the financial statements for all businesses acquired.

Principles of Consolidation and Combination

The consolidated financial statements of the Successor (“the Successor statements”) include the accounts of Axalta and its subsidiaries, and entities in which a controlling interest is maintained. For those consolidated subsidiaries in which the Company’s ownership is less than 100%, the outside shareholders’ interests are shown as noncontrolling interests. Investments in companies in which Axalta, directly or indirectly, owns 20% to 50% of the voting stock and has the ability to exercise significant influence over operating and financial policies of the investee are accounted for using the equity method of accounting. As a result, Axalta’s share of the earnings or losses of such equity affiliates is included in the accompanying consolidated statement of operations and our share of these companies’ stockholders’ equity is included in the accompanying consolidated balance sheet.

The combined financial statements for the Predecessor (“the Predecessor statements”) include the combined assets, liabilities, revenues, and expenses of DPC.

We eliminated all intercompany accounts and transactions in the preparation of the accompanying consolidated and combined financial statements.

On September 4, 2012, the three partners of the DPC majority-owned DuPont Powder Coatings Saudi Company Ltd. (“DPC Saudi”), a non-US joint venture, signed a new shareholder resolution agreement requiring all partners to unanimously agree to all financial decisions and payments of the business. As a result, DPC concluded that consolidating DPC Saudi was no longer appropriate due to a lack of financial control in the operations of the business. Consequently, DPC deconsolidated the joint venture, and accounted for it under the equity method of accounting in the Predecessor statements. This joint venture investment in DPC Saudi was not an asset acquired from DuPont in the Acquisition. The deconsolidation of DPC Saudi resulted in a loss of $1.0 million for the year ended December 31, 2012, which was recorded in Selling, general and administrative expenses in the combined statement of operations.

Revenue Recognition

We recognize revenue after completing the earnings process. We recognize revenue for product sales when we ship products to the customer in accordance with the terms of the agreement, when there is persuasive evidence of the arrangement, title and risk of loss have been transferred, collectability is reasonably assured and pricing is fixed or determinable.

For a majority of our product sales, title transfers at the shipping point and delivery is considered complete. For certain OEM customers, revenue is recognized at the time the customer applies our coatings to its vehicles, as this represents the point in time that risk of loss has been transferred and delivery is considered complete.

We accrue for sales returns and other allowances based on our historical experience.

We incur up-front costs in order to obtain contracts with certain customers. During the Successor periods, we capitalized these up-front costs as a component of Other assets. During the Predecessor periods, we capitalized costs as a component of Identifiable intangibles, net. We amortize the related amounts over the estimated life of the contract as a reduction of net sales.

We include the amounts billed to customers for shipping and handling fees in net sales and costs incurred for the delivery of goods as cost of goods sold in the statement of operations.

Recognition for licensing and royalty income occurs in accordance with agreed upon terms, when performance obligations are satisfied, the amount is fixed or determinable, and collectability is reasonably assured.

Other Revenue

Other revenue includes various elements of income resulting from the normal operation of our business. Other revenue includes, but is not limited to, income for services provided to customers and royalty income.

Cash and Cash Equivalents

Cash equivalents represent highly liquid investments with maturities of three months or less from time of purchase. They are carried at cost plus accrued interest, which approximates fair value because of the short-term maturity of these instruments. Cash balances may exceed government insured limits in certain jurisdictions.

Fair Value Measurements

GAAP defines a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following valuation techniques are used to measure fair value for assets and liabilities:

Level 1—Quoted market prices in active markets for identical assets or liabilities;

Level 2—Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs); and

Level 3—Unobservable inputs for the asset or liability, which are valued based on management’s estimates of assumptions that market participants would use in pricing the asset or liability.

Derivatives and Hedging

The Company from time to time utilizes derivatives to manage exposures to currency exchange rates and interest rate risk. The fair values of all derivatives are recognized as assets or liabilities at the balance sheet date. Changes in the fair value of these instruments are reported in income or Accumulated other comprehensive income (“AOCI”), depending on the use of the derivative and whether it qualifies for hedge accounting treatment and is designated as such.

Gains and losses on derivatives that qualify and are designated as cash flow hedging instruments are recorded in AOCI, to the extent the hedges are effective, until the underlying transactions are recognized in income.

Gains and losses on derivatives qualifying and designated as fair value hedging instruments, as well as the offsetting losses and gains on the hedged items, are reported in income in the same accounting period. Derivatives not designated as hedging instruments are marked-to-market at the end of each accounting period with the results included in income.

Cash flows from derivatives are recognized in the consolidated and combined statements of cash flows in a manner consistent with the underlying transactions.

Receivables and Allowance for Doubtful Accounts

Receivables are recognized net of an allowance for doubtful accounts receivable. The allowance for doubtful accounts receivable reflects the best estimate of losses inherent in the accounts receivable portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other available evidence. Accounts receivable are written down or off when a portion or all of such account receivable is determined to be uncollectible.

Inventories

Inventories of the Successor are valued at the lower of cost or market with cost being determined on the weighted average cost method. Elements of cost in inventories include:

•	raw materials,

•	direct labor, and

•	manufacturing overhead

Stores and supplies are valued at the lower of cost or market; cost is generally determined by the weighted average cost method. Inventories deemed to have costs greater than their respective market values are reduced to net realizable value with a loss recorded in income in the period recognized.

Inventories of the Predecessor were valued at the lower of cost or market with cost determined by the last-in, first-out (“LIFO”) method.

Property, Plant and Equipment

Successor periods

Property, plant and equipment of the Successor acquired in the Acquisition were recorded at fair value as of the acquisition date and are depreciated using the straight-line method. Subsequent additions to property, plant and equipment, including the fair value of any asset retirement obligations upon initial recognition of the liability, are recorded at cost and are depreciated using the straight-line method.

Software included in property, plant and equipment represents the costs of software developed or obtained for internal use. Software costs are amortized on a straight-line basis over their estimated useful lives. Upgrades and enhancements are capitalized if they result in added functionality, which enables the software to perform tasks it was previously incapable of performing. Software maintenance and training costs are expensed in the period in which they are incurred.

Property, plant and equipment acquired in the Acquisition are depreciated over their estimated remaining useful lives. The weighted average estimated remaining useful lives of property, plant and equipment acquired in connection with the Acquisition was approximately 11 years. Subsequent additions are either amortized or depreciated on a straight-line basis over a range of estimated useful lives. See Note 18 for a range of estimated useful lives used for each property, plant and equipment class.

Predecessor periods

Property, plant and equipment of the Predecessor were carried at cost and were depreciated using the straight-line method. Property, plant and equipment placed in service prior to 1995 were depreciated using the sum-of-the-years’ digits method or other substantially similar methods. Substantially all Predecessor buildings and equipment were depreciated over useful lives ranging from 15 to 25 years.

Goodwill and Other Identifiable Intangible Assets

Goodwill represents the excess of purchase price over the fair values of underlying net assets acquired in an acquisition. Goodwill and indefinite-lived intangible assets are tested for impairment on an annual basis as of October 1; however, these tests are performed more frequently if events or changes in circumstances indicate that the asset may be impaired. The fair value methodology is based on prices of similar assets or other valuation methodologies including discounted cash flow techniques.

When testing goodwill and indefinite-lived intangible assets for impairment, we first have an option to assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that an impairment exists. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events. In the event the qualitative assessment indicates that an impairment is more likely than not, we would be required to perform a quantitative impairment test, otherwise no further analysis is required.

Under the quantitative goodwill impairment test, the evaluation of impairment involves comparing the current fair value of each reporting unit to its carrying value, including goodwill. If the carrying amount of a reporting unit, including goodwill, exceeds the estimated fair value, then individual assets (including identifiable intangible assets) and liabilities of the reporting unit are estimated at fair value. The excess of the estimated fair value of the reporting unit over the estimated fair value of its net assets would establish the implied value of goodwill. The excess of the recorded amount of goodwill over the implied value is then charged to earnings as an impairment loss.

Definite-lived intangible assets, such as technology, trademarks, customer relationships and non-compete agreements are amortized over their estimated useful lives, generally for periods ranging from four to 20 years. The reasonableness of the useful lives of these assets is regularly evaluated. Once these assets are fully amortized, they are removed from the balance sheet. We evaluate these assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets might not be recoverable.

Impairment of Long-Lived Assets

The carrying value of long-lived assets to be held and used is evaluated when events or changes in circumstances indicate the carrying value may not be recoverable. The carrying value of a long-lived asset is considered impaired when the total projected undiscounted cash flows from the asset are less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. The fair value methodology used is an estimate of fair market value and is based on prices of similar assets or other valuation methodologies including present value techniques. Long-lived assets to be disposed of other than by sale are classified as held for use until their disposal. Long-lived assets to be disposed of by sale are classified as held for sale and are reported at the lower of carrying amount or fair market value less cost to sell. Depreciation is discontinued for long-lived assets classified as held for sale.

Research and Development

Research and development costs incurred in the normal course of business consist primarily of employee-related costs and are expensed as incurred. In process research and development projects acquired in a business combination are recorded as intangible assets at their fair value as of the acquisition date. Subsequent costs related to acquired in process research and development projects are expensed as incurred. Research and development intangible assets are considered indefinite-lived until the abandonment or completion of the associated research and development efforts. These indefinite-lived intangible assets are tested for impairment consistent with the impairment testing performed on other indefinite-lived intangible assets discussed above. Upon completion of the research and development process, the carrying value of acquired in process research and development projects is reclassified as a finite-lived asset and is amortized over its useful life.

Environmental Liabilities and Expenditures

Accruals for environmental matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Accrued environmental liabilities are not discounted. Claims for recovery from third parties, if any, are reflected separately as an asset. We record recoveries at the earlier of when the gain is probable or realized. For the periods ending December 31, 2014, 2013 and 2012, and January 1, 2013 through January 31, 2013, we have not recognized any assets or income associated with recoveries from third parties.

Costs related to environmental remediation are charged to expense in the period incurred. Other environmental costs are also charged to expense in the period incurred, unless they increase the value of the property or reduce or prevent contamination from future operations, in which case, they are capitalized and depreciated.

Litigation

We accrue for liabilities related to litigation matters when available information indicates that the liability is probable and the amount can be reasonably estimated. Legal costs such as outside counsel fees and expenses are charged to expense in the period incurred.

Income Taxes

Successor periods

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for operating losses and tax credit carry forwards. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax law is recognized in income in the period that includes the enactment date.

Where we do not intend to indefinitely reinvest earnings of our foreign subsidiaries, we provide for income taxes and foreign withholding taxes, where applicable, on undistributed earnings. We do not provide for income taxes on undistributed earnings of our foreign subsidiaries that are intended to be indefinitely reinvested.

We recognize the benefit of an income tax position only if it is “more likely than not” that the tax position will be sustained. The tax benefits recognized are measured based on the largest benefit that has a greater than 50% likelihood of being realized. Additionally, we recognize interest and penalties accrued related to unrecognized tax benefits as a component of provision for income taxes. The current portion of unrecognized tax benefits is included in “Income taxes payable” and the long-term portion is included in the long-term income tax payable in the consolidated balance sheets.

Predecessor periods

For all Predecessor periods presented, although DPC was included in the consolidated income tax return of DuPont, DPC’s income taxes are computed and reported under the “separate return method.” Use of the separate return method may result in differences when the sum of the amounts allocated to standalone tax provisions are compared with amounts presented in combined financial statements. In that event, related deferred tax assets and liabilities could be significantly different from those presented herein for the Predecessor periods. Certain tax attributes, e.g., net operating loss carryforwards, which were reflected in the DuPont consolidated financial statements may or may not exist at the standalone DPC level.

Foreign Currency Translation

Successor periods

The reporting currency is the U.S. dollar. In most cases, our non-U.S. based subsidiaries use their local currency as the functional currency for their respective business operations. Assets and liabilities of these operations are translated into U.S. dollars at end-of-period exchange rates; income and expenses are translated using the average exchange rates for the reporting period. Resulting cumulative translation adjustments are recorded as a component of shareholders’ equity in the consolidated balance sheet in Accumulated other comprehensive income (loss).

Gains and losses from transactions denominated in currencies other than the functional currencies are included in the consolidated statement of operations in Other expense, net.

Predecessor periods

The reporting currency is the U.S. dollar. For the Predecessor period, DuPont management determined that the U.S. dollar was the functional currency of DPC’s legal entities and this functional currency was appropriate for the economic environment in which DPC operated during the period covered by the Predecessor combined financial statements. For these legal entities, foreign currency denominated asset and liability amounts were remeasured into U.S. dollars at the end-of-period exchange rates. Nonmonetary assets, such as inventories, prepaid expenses, fixed assets and intangible assets were remeasured into U.S. dollars at historical exchange rates. Foreign currency denominated income and expense elements were remeasured into U.S. dollars at average exchange rates in effect during the year, except for expenses related to nonmonetary assets, which were remeasured at historical exchange rates.

Employee Benefits

Successor periods

In connection with the Acquisition, we assumed certain defined benefit plan obligations and related plan assets for current employees of non-U.S. subsidiaries and certain defined benefit plan obligations and plan assets of former employees of subsidiaries. All defined pension plan obligations for current and former employees in the United States were retained by DuPont.

Defined benefit plans specify an amount of pension benefit that an employee will receive upon retirement, usually dependent on factors such as age, years of service and compensation. The net obligation in respect of defined benefit plans is calculated separately for each plan by estimating the amount of the future benefits that employees have earned in return for their service in the current and prior periods. These benefits are then discounted to determine the present value of the obligations and are then adjusted for the impact of any unamortized prior service costs. As required by ASC 805, Business Combinations, all unamortized prior service costs and actuarial gains (losses) existing at the closing date of the Acquisition were eliminated in the determination of the fair value of the pension funded status at acquisition. The net obligation is then determined with reference to the fair value of the plan assets (if any). The discount rate used is the yield on bonds that are denominated in the currency in which the benefits will be paid and that have maturity dates approximating the terms of the obligations. The calculations are performed by qualified actuaries using the projected unit credit method.

Predecessor periods

Certain of DPC’s employees participated in defined benefit pension and other long-term employee benefit plans (the Plans) accounted for in accordance with ASC 715, Compensation—Retirement Benefits. Certain DPC employees were previously covered under DuPont and DuPont subsidiaries’ sponsored plans which were accounted for in accordance with accounting guidance in ASC 715. The majority of pension and other long-term employee expenses during the Predecessor periods were specifically identified by employee. In addition, a portion of expenses was allocated in shared entities and reported within costs of goods sold, selling, general and administrative and research and development expenses in the combined statements of operations. For the U.S. pension plan and other long-term employee benefit plans (the U.S. plans), DuPont considered DPC employees to be part of a multiemployer plan of DuPont. The expense related to the current and former employees of DPC is included in the Predecessor combined financial statements. Non-U.S. pensions and other long-term employee benefit plans (the non-U.S. plans) were accounted for as single employer plans where DPC recorded assets, liabilities and expenses related to the current DPC workforce.

Stock-Based Compensation

Successor periods

Our stock-based compensation for the Successor period, comprised of Axalta stock options, is measured at fair value on the grant date or date of modification, as applicable. We recognize compensation expense on a graded-vesting attribution basis over the requisite service period.

Predecessor periods

DuPont maintained certain stock compensation plans for the benefit of certain of its officers, directors and employees, including DPC’s employees in the Predecessor periods. DPC accounted for all share-based payments to employees, including grants of stock options, based upon their fair values.

For additional information on our stock-based compensation plan, see Note 11.

Earnings per Common Share

Basic earnings per common share is computed by dividing net income attributable to Axalta’s common shareholders by the weighted average number of shares outstanding during the period. Diluted earnings per common share is computed by dividing net income attributable to Axalta’s common shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding related to potentially dilutive securities; anti-dilutive securities are excluded from the calculation. These potentially dilutive securities are calculated under the treasury stock method and consist of stock options.